UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2009
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        November 12, 2009

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 09-30-09
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    62
Form 13F Information Table Value Total:     $145,814,182

List of Other Included Managers: None

Name of Issuer                                    Class     Cusip           	Market    Shares     Inv Auth 	Mngr  Voting Auth


3M                                                Common  88579Y101            5721419     77526	Sole             77526
AT&T                                              Common  00206R102            2396543     88728	Sole             88728
Abbott Laboratories                               Common  002824100             269611      5450	Sole              5450
Adobe Systems                                     Common  00724F101             574896     17400	Sole             17400
Affymetrix                                        Common  00826T108            1348608    153600	Sole            153600
American Tower Systems Class A                    Common  029912201            1827280     50200	Sole              0200
Anadarko Petroleum                                Common  032511107             414018      6600	Sole              6600
Automatic Data Processing                         Common  053015103            3863190     98300	Sole             98300
BP P.L.C.                                         Common  055622104            3983307     74832	Sole             74832
Barrick Gold                                      Common  067901108             323704      8541	Sole              8541
Berkshire Hathaway, Class B                       Common  084670207             265840        80	Sole                80
Chevron                                           Common  166764100             490334      6962	Sole              6962
Chubb                                             Common  171232101            4950111     98197	Sole             98197
Citrix Systems                                    Common  177376100            1563315     39850	Sole             39850
Clorox                                            Common  189054109            4846180     82390	Sole             82390
Coca Cola                                         Common  191216100             770595     14350	Sole             14350
Colgate Palmolive                                 Common  194162103            3633369     47632	Sole             47632
ConocoPhillips                                    Common  20825C104            2096688     46428	Sole             46428
Dow Chemical                                      Common  260543103            5180109    198700	Sole            198700
DuPont                                            Common  263534109             522371     16253	Sole             16253
Eli Lilly                                         Common  532457108             334924     10140	Sole             10140
Emerson Electric                                  Common  291011104            1766526     44075	Sole             44075
Exxon Mobil                                       Common  30231G102            4549872     66315	Sole             66315
FPL Group                                         Common  302571104             508116      9200	Sole              9200
General Electric                                  Common  369604103            2005851    122159	Sole            122159
General Mills                                     Common  370334104            2699131     41925	Sole             41925
HCP                                               Common  40414l109             212676      7400	Sole              7400
Hartford Financial Services Group                 Common  416515104            2426075     91550	Sole             91550
Hershey Foods                                     Common  427866108            3410354     87760	Sole             87760
Hubbell Class B                                   Common  443510201             298200      7100	Sole              7100
Intel                                             Common  458140100            3811492    194762	Sole            194762
International Business Machines                   Common  459200101            1501823     12556	Sole             12556
International Flavors & Fragrances                Common  459506101            5002019    131875	Sole            131875
J.P. Morgan Chase                                 Common  46625H100            1384712     31600	Sole             31600
Johnson & Johnson                                 Common  478160104            3905058     64133	Sole             64133
Medco Health Solutions                            Common  58405U102            1780982     32200	Sole             32200
Medtronic                                         Common  585055106            2871136     78020	Sole             78020
Merck & Co                                        Common  58933Y105            5221322    165075	Sole            165075
Microsoft                                         Common  594918104             392230     15250	Sole             15250
Newmont Mining                                    Common  651639106            4654014    105725	Sole            105725
Northern Trust                                    Common  665859104            3906491     67168	Sole             67168
PepsiCo                                           Common  713448108            3566645     60802	Sole             60802
Pfizer                                            Common  717081103            1428662     86324	Sole             86324
Pharmaceutical Product Development Inc.           Common  717124101            1918104     87425	Sole             87425
Procter & Gamble                                  Common  742718109            6191011    106889	Sole            106889
Progress Energy                                   Common  743263105             858617     21982	Sole             21982
Questar                                           Common  748356102            1556862     41450	Sole             41450
Royal Dutchshell Class A Adr                      Common  780257804             511965      8952	Sole              8952
Schlumberger Ltd                                  Common  806857108            2922188     49030	Sole             49030
Sigma Aldrich                                     Common  826552101            4242288     78590	Sole             78590
Staples                                           Common  855030102            2845309    122537	Sole            122537
Sysco                                             Common  871829107            2991940    120400	Sole            120400
The Scotts Company                                Common  810186106            3922709     91332	Sole             91332
Time Warner Inc.                                  Common  887317303            1290466     44839	Sole             44839
Union Pacific                                     Common  907818108             256740      4400	Sole              4400
United Parcel Service                             Common  911312106            4356378     77145	Sole             77145
Verizon Communications                            Common  92343V104             697118     23030	Sole             23030
Wal-Mart Stores                                   Common  931142103             230723      4700	Sole              4700
Walgreen                                          Common  931422109            2982237     79590	Sole             79590
Wells Fargo                                       Common  949746101             224595      7970	Sole              7970
Weyerhaeuser                                      Common  962166104             552096     15064	Sole             15064
Wyeth                                             Common  983024100            4583037     94340	Sole             94340

									     145814182








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